Statements of Consolidated Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Astra Zeneca [Member]
Disclosure of subsidiaries [line items]
Investment income	$ 140.0
Increase in Capital [Member]
Disclosure of subsidiaries [line items]
Proceed from preferred share capital increase	57.0
SIA Derivative Instrument [Member]
Disclosure of subsidiaries [line items]
Proceed from preferred share capital increase	82.8
Deduction of Transactions Amount [Member]
Disclosure of subsidiaries [line items]
Investment income	$ 0.2